DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(in thousands of $)	2024	2023
$150.0 million term loan and revolving facility	100,000	—
$180.0 million term loan	174,381	—
$360.0 million term loan and revolving facility	282,216	—
$85.0 million term loan	83,028	—
$40.0 million term loan	37,500	39,500
$80.0 million term loan	74,000	78,000
$233.0 million term loan	—	181,368
$250.0 million term loan	173,588	224,021
$275.0 million term loan and revolving facility	169,718	241,830
$175.0 million term loan and revolving facility	—	127,297
$260.0 million lease financing	219,762	232,143
$304.0 million term loan and revolving facility	—	197,926
$120.0 million term loan	—	58,588
Total U.S. dollar denominated floating rate debt	1,314,193	1,380,673
Deferred charges	(11,666)	(10,606)
Total debt	1,302,527	1,370,067
Current portion of debt	(113,848)	(109,309)
Long-term portion of debt	1,188,679	1,260,758

Schedule of Debt
Movements in 2024, 2023 and 2022 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance as of December 31, 2021	1,273,723	(11,378)	1,262,345
Loan repayments	(417,217)	—	(417,217)
Loan draw downs	275,000	—	275,000
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of debt issuance cost	—	3,618	3,618
Balance as of December 31, 2022	1,131,506	(10,650)	1,120,856
Loan repayments	(385,413)	—	(385,413)
Loan draw downs	634,580	—	634,580
Capitalized financing fees and expenses	—	(4,722)	(4,722)
Amortization of debt issuance cost	—	4,766	4,766
Balance as of December 31, 2023	1,380,673	(10,606)	1,370,067
Loan repayments	(741,500)	—	(741,500)
Loan draw downs	675,020	—	675,020
Capitalized financing fees and expenses	—	(6,654)	(6,654)
Amortization of debt issuance cost	—	5,594	5,594
Balance as of December 31, 2024	1,314,193	(11,666)	1,302,527

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2024 is repayable as follows:

(in thousands of $)
2025	113,848
2026	113,848
2027	217,223
2028	353,627
2029	371,360
Thereafter	144,287
Total U.S. dollar denominated floating rate debt	1,314,193
Deferred charges	(11,666)
Total debt	1,302,527